                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-10379

                     PIMCO California Municipal Income Fund
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                        Date of fiscal year end: April 30

          Date of reporting period: July 1, 2006 through June 30, 2007

ITEM 1.  PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10379
Reporting Period: 07/01/2006 - 06/30/2007
PIMCO California Municipal Income Fund

==================== PIMCO CALIFORNIA MUNICIPAL INCOME FUND ====================
========== END NPX REPORT

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                 PIMCO California Municipal Income Fund

By (Signature and Title)*:    /s/ Brian Shlissel
                              --------------------------------------------
                              Name: Brian Shlissel
                              Title: President and Chief Executive Officer

Date: August 31, 2007